Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
Accrued Liabilities

10. Accrued Liabilities

Accrued expenses relate to various accruals for the Company. Accrued interest represents the interest in debt not paid in the nine months ended September 30, 2024 and in the year ended December 31, 2023. Accrued liabilities consist of the following:

	September 30	December 31
	2024	2023
	(in thousands)
Accrued legal	$439	$1,798
Accrued interest	9,159	3,482
Accrued financing cost	3,628	3,537
Accrued construction expense	363	2,134
Accrued transaction cost - business combination	83	1,527
Accrued audit fees	150	800
Accrued payroll	146	100
Other accrued expenses	504	1,664
Total	$14,472	$15,042

13.	Accrued Liabilities

Accrued expenses relate to various accruals for the Company. Accrued interest represents the interest in debt not paid in the year ended December 31, 2023 and 2022. Accrued liabilities consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Accrued legal	$8,684	$-
Accrued interest	5,516	1,992
Accrued financing cost	3,537	-
Accrued construction expense	2,134	-
Accrued transaction cost - business combination	1,527	-
Accrued audit fees	800	-
Accrued payroll	148	501
Other accrued expenses	2,064	978
Total	$24,410	$3,471